Schedule of Remaining Lease Payments (Details)	Dec. 31, 2025 USD ($)
Finance And Operating Leases
2025
2026	128,778
2027	71,194
Total remaining lease payments (undiscounted)	199,972
Less: imputed interest	4,190
Present value of lease liabilities	$ 195,781